SHAREHOLDERS’ DEFICIT (Details Narrative) - shares			12 Months Ended
		Aug. 06, 2025	Dec. 31, 2024		Jun. 30, 2025	[3],[5]	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		13,265,593				12,788,585
Common stock, shares issued			7,362,906	[2],[3],[4],[5]	7,362,906		6,889,709	[2],[4]
Common stock, shares outstanding			7,362,906	[1],[3],[5]	7,362,906		6,889,709	[1]
Common stock, voting rights description			Holders of each share class have the right to one vote per share.
Common stock, terms of conversion description			Each of Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares is convertible, at the option of the holder at any time, into the number of Class Ordinary Shares as is determined by dividing the original issue price for such series of shares by the conversion price for such series of shares that is in effect at the time of conversion. The conversion price, adjusted to give effect to the forward stock split described in Note 7(c), for Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares is. $1.2264, $2.9931, $4.2965 and $6.0462, a price of applicable per share regarding each respective 2022 SAFE, as adjusted, and applicable price per share regarding each respective 2023 SAFE, as adjusted, respectively.
Shareholders, share split		1-for-4.77008
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shareholders, share split		1-for-4.77008
Class Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		9,540,160				9,540,160
Common stock, shares issued	[1]		4,770,409				4,770,409
Common stock, shares outstanding	[1]		4,770,409				4,770,409
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		815,684				815,684
Common stock, shares issued	[1]		766,476				766,476
Common stock, shares outstanding	[1]		766,476				766,476
Class A-1 Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		1,431,024				1,431,024
Common stock, shares issued	[1]		367,506				367,506
Common stock, shares outstanding	[1]		367,506				367,506
Class A-2 Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		477,008				477,008
Common stock, shares issued	[1]		465,479				465,479
Common stock, shares outstanding	[1]		465,479				465,479
Class A-3 Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		524,709				524,709
Common stock, shares issued	[1]		519,839				519,839
Common stock, shares outstanding	[1]		519,839				519,839
Class A-3A Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		171,723
Common stock, shares issued	[1]		168,112
Common stock, shares outstanding	[1]		168,112
Class A-3B Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized	[1]		305,285
Common stock, shares issued	[1]		305,085
Common stock, shares outstanding	[1]		305,085
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized			13,266,000
Common stock, shares issued			7,363,000
Common stock, shares outstanding			7,363,000

[1]	After giving effect to the forward share split, see also Note 7(d).
[2]	After giving effect to the forward share split, see also Note 7(d).
[3]	After giving effect to the forward share split, see also Note 2 (c).
[4]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.
[5]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.